SHARE-BASED COMPENSATION - Restricted Stock and Performance Award Transactions (Details) - $ / shares shares in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Time-Based
Number of Shares
Number of shares, beginning balance	628	762	828
Number of shares, granted	367	285	329
Number of shares, vested	(423)	(392)	(335)
Number of shares, forfeited	(64)	(27)	(60)
Number of shares, ending balance	508	628	762
Weighted Average Grant Price
Weighted average grant price, beginning balance (in dollars per share)	$ 15.21	$ 14.91	$ 15.87
Weighted average grant price, granted (in dollars per share)	19.37	15.84	12.64
Weighted average grant price, vested (in dollars per share)	15.67	15.14	15.09
Weighted average grant price, forfeited (in dollars per share)	17.15	14.41	14.33
Weighted average grant price, ending balance (in dollars per share)	$ 17.58	$ 15.21	$ 14.91
Performance-Based
Number of Shares
Number of shares, beginning balance	872	799	343
Number of shares, granted	281	362	516
Number of shares, vested	(94)	(165)	0
Number of shares, forfeited	(183)	(124)	(60)
Number of shares, ending balance	876	872	799
Weighted Average Grant Price
Weighted average grant price, beginning balance (in dollars per share)	$ 14.76	$ 14.82	$ 17.19
Weighted average grant price, granted (in dollars per share)	19.65	15.70	12.76
Weighted average grant price, vested (in dollars per share)	17.07	16.07	0.00
Weighted average grant price, forfeited (in dollars per share)	16.26	15.88	15.22
Weighted average grant price, ending balance (in dollars per share)	$ 16.14	$ 14.76	$ 14.82
Market-Based
Number of Shares
Number of shares, beginning balance	144	107	40
Number of shares, granted	44	58	71
Number of shares, vested	0	0	0
Number of shares, forfeited	(43)	(21)	(4)
Number of shares, ending balance	145	144	107
Weighted Average Grant Price
Weighted average grant price, beginning balance (in dollars per share)	$ 15.15	$ 14.02	$ 11.78
Weighted average grant price, granted (in dollars per share)	19.65	16.03	14.60
Weighted average grant price, vested (in dollars per share)	0.00	0.00	0.00
Weighted average grant price, forfeited (in dollars per share)	16.49	11.51	13.81
Weighted average grant price, ending balance (in dollars per share)	$ 16.02	$ 15.15	$ 14.02